SCHEDULE OF REVENUES BY GEOGRAPHICAL AREAS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Revenues	$ 180,774,803	$ 156,312,109
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Revenues	48,682,985	42,860,427
Europe [Member]
Segment Reporting Information [Line Items]
Revenues	109,989,204	94,433,035
North America [Member]
Segment Reporting Information [Line Items]
Revenues	22,102,614	19,018,647
Retail Sales [Member]
Segment Reporting Information [Line Items]
Revenues	3,382,273	2,003,351
Retail Sales [Member] | Asia Pacific [Member]
Segment Reporting Information [Line Items]
Revenues	3,382,273	2,003,351
Retail Sales [Member] | Europe [Member]
Segment Reporting Information [Line Items]
Revenues
Retail Sales [Member] | North America [Member]
Segment Reporting Information [Line Items]
Revenues
Export Sales [Member]
Segment Reporting Information [Line Items]
Revenues	168,009,212	148,257,093
Export Sales [Member] | Asia Pacific [Member]
Segment Reporting Information [Line Items]
Revenues	35,917,394	34,805,411
Export Sales [Member] | Europe [Member]
Segment Reporting Information [Line Items]
Revenues	109,989,204	94,433,035
Export Sales [Member] | North America [Member]
Segment Reporting Information [Line Items]
Revenues	22,102,614	19,018,647
Leather Trading [Member]
Segment Reporting Information [Line Items]
Revenues	9,383,318	6,051,665
Leather Trading [Member] | Asia Pacific [Member]
Segment Reporting Information [Line Items]
Revenues	9,383,318	6,051,665
Leather Trading [Member] | Europe [Member]
Segment Reporting Information [Line Items]
Revenues
Leather Trading [Member] | North America [Member]
Segment Reporting Information [Line Items]
Revenues